Consolidated Reinsurance	12 Months Ended
Dec. 31, 2016
Consolidated Reinsurance

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Schedule IV — Reinsurance

($ in thousands)	Gross Amount	Ceded to Other Companies	Assumed from Other Companies	Net Amount	Percentage of Amount Assumed to Net
Successor
Year Ended December 31, 2016
Life insurance in force	$365,008,309	$359,316,014	$4,180,222	$9,872,517	42.3%

Premiums and contract charges:
Life and annuities	$1,270,770	$(918,414)	$4,749	$357,105	1.3%
Accident and health insurance	58,147	(52,633)	—	5,514	0.0%

	$1,328,917	$(971,047)	$4,749	$362,619	1.3%

Year Ended December 31, 2015
Life insurance in force	$390,226,197	$384,704,438	$4,601,282	$10,123,041	45.5%

Premiums and contract charges:
Life and annuities	$1,405,005	$(1,056,276)	$5,939	$354,668	1.7%
Accident and health insurance	58,467	(50,362)	—	8,105	0.0%

	$1,463,472	$(1,106,638)	$5,939	$362,773	1.6%

Period from April 1, 2014 through December 31, 2014
Life insurance in force	$395,385,878	$388,790,881	$5,106,566	$11,701,563	43.6%

Premiums and contract charges:
Life and annuities	$869,472	$(669,382)	$5,258	$205,348	2.6%
Accident and health insurance	51,972	(33,451)	—	18,521	0.0%

	$921,444	$(702,833)	$5,258	$223,869	2.4%

Predecessor
Period from April 1, 2014 through December 31, 2014
Premiums and contract charges:
Life and annuities	$313,410	$(314,991)	$1,581	$—	0.0%
Accident and health insurance	18,489	(18,489)	—	—	0.0%

	$331,899	$(333,480)	$1,581	$—	0.0%

No reinsurance or coinsurance income was netted against premiums ceded in the years ended December 31, 2016 and 2015, the period from April 1, 2014 through December 31, 2014, or the period from January 1, 2014 to March 31, 2014.